SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
SUBSEQUENT EVENTS

During October 2018, an officer of the company advanced an additional $13,500. The advance is non-interest bearing, non-secured and due on demand.

On October 25, 2018, Wyoming County Coal LLC was formed as a wholly owned subsidiary of Quest Energy Inc.

On November 7, 2018, Wyoming County Coal LLC, acquired 5 permits, coal processing and loading facilities, surface ownership, mineral ownership, and coal refuse storage facilities from unrelated entities. Consideration for the acquired assets was the assumption of reclamation bonds totaling $234,240, 1,727,273 shares of common stock of the company priced at $12.79 per share of common stock, a seller note of $350,000 and a seller note of $250,000. Management is still gathering the information needed to complete the allocation of the purchase price to the assets acquired and liabilities assumed.

On October 24, 2018, options totaling 69,420 common shares of the company were exercised by a non-affiliated shareholder. The exercise was a cashless exercise.

On November 5, 2018, 4,336,012 Series A preferred shares were converted into 14,453,373 common shares of the company in a cashless conversion under the terms of the agreement.

On November 7, 2018, 964,290 Series B preferred shares were converted into 267,859 common shares of the company in a cashless conversion.

On November 7, 2018, $36,000 worth of trade payables were settled with 6,000 common shares of the company.

On November 8, 2018, the Company's Board of Directors elected to amend its Articles of Incorporation, canceled its Series B Preferred Stock, designated 20,000,000 shares of a newly created Series C Preferred Stock, and amended its Series A Preferred stock for the following key provisions: voting rights of 333(1/3) votes of Class A Common stock for each Series A Preferred stock, and anti-dilution protection through March 1, 2020 at no less than 72.0% of the fully-diluted Class A Common stock. The newly created Series C Preferred Stock carries the following key provisions: automated conversion to Class A Common Stock upon the completion of a underwritten equity offering totaling $5,000,000 or more and a paid in kind annual dividend with a 10% annual percentage rate.

On November 13, 2018, $300,000 was advanced under the ARC business loan which carries annual interest at 7%, is due within two months of advancement and is secure by all company assets.

On November 14, $225,000 of debt to an unrelated entity, was converted into 37,500 shares of Class A Common stock.

On November 15, three independent directors were appointed. As compensation for their services, each of the directors were issued a three-year warrant to purchase up to 15,000 common shares of our company at an exercise price of $6.00 per share, subject to certain price adjustments and other provisions found within the respective warrants. Should each of the three directors exercise the option through a cash payment to the Company, the Company will receive up to $90,000 from each director, and each director will receive up to 15,000 restricted common shares of the Company. There are no registration rights associated with this warrant that require the Company to register the shares.

On November 27, 2018, 50,000 shares of Series C preferred shares were sold at $1.00 per share resulting in proceeds of $50,000 for the Company.

On December 3, 2018, 10,000 shares of Class A Common stock and an option to purchase 417 shares of the company were issued to an unrelated firm for consulting services. The option has a strike price of $6.00 per share, has a two-year term, and can be exercised via a cashless exercise by the holder at any time during its term. The agreement also carries the commitment that a cash fee of $10,000 will be payable under the agreement at the time the company closes a financing of greater than $1.0 million. An additional 15,000 shares will be issued on June 1, 2019 if the agreement is still in effect.

On December 24, 2018, the ARC business loan was amended to reflect the proper state of incorporation for the Company.

On December 31, 2018, the Company entered into a loan agreement with an unrelated party.  The loan is for an amount up to $6,500,000 of which $3,000,000 was advanced on December 31, 2018 and $2,000,000 was advanced on February 1, 2019.  The promissory agreement carries interest at 5% annual interest rate and payments of principal and interest shall be repaid at a per-ton rate of coal sold to the lender.  The outstanding amount of the note has a maturity of April 1, 2020.  The note is secured by the assets of the Company.

On January 16, 2019, an affiliate of the Company converted its remaining 29,051 shares of Series A Preferred into 96,837 Class A Common shares

On January 17, 2019, a non-affiliated shareholder partially exercised 300,000 shares of a warrant they held in the Company. The exercise was cashless, and the shareholder received 299,697 shares of common stock as a result of the conversion.

On January 25, 2019, the Company extended its consulting agreement with Redstone Communications, LLC for an additional six-month term, and as a result, we issued 105,000 restricted common shares to Redstone Communications LLC and 45,000 restricted common shares to Mr. Marlin Molinaro, another five-year option to purchase up to 175,000 common shares of our Company at an exercise price of $1.50 per share and issued to Mr. Marlin Molinaro another five-year option to purchase up to 75,000 common shares of our Company at an exercise price of $1.50 per share as compensation for the second six months of an agreement. Should Redstone Communications, LLC and Mr. Molinaro receive and exercise the options received under the second six months of engagement, the Company will receive up to $262,500 and $112,500, respectively. These common shares have not been physically issued.

On January 27, 2019, the Company issued 1,000 shares of Class A Common Stock to an unrelated party for the consideration of $5,000 cash to the Company.

On January 28, 2019, the Company issued a total of 400 shares of Class A Common Stock to two unrelated parties for the total consideration of $2,000 cash to the Company.

On January 30, 2019, the Company entered into an Investor Relations Agreement with American Capital Ventures, Inc. (“American Capital”) whereby American Capital will provide, among other services, assistance to the Company in planning, reviewing and creating corporate communications, press releases, and presentations and consulting and liaison services to the Company relating to the conception and implementation of its corporate and business development plan. The term of the agreement is six months and American Capital was immediately issued 9,000 shares of Class A Common stock as compensation under the agreement.

On February 1, 2019, the Company issued a total of 1,000 shares of Class A Common Stock to two unrelated parties for the total consideration of $5,000 cash to the Company.

On February 4, 2019, the ARC business loan was amended to allow conversion of outstanding amounts to Class A Common shares at a price per share of $5,25.

On February 12, 2019, McCoy signed a contract with an unrelated party for the acquisition of stock and membership interests of entities with non-operating assets consisting of surface and mineral ownership and other related agreements. The transaction is expected to close simultaneous with this offering. Consideration is expected to be in the form of 2,000,000 Class A common shares, priced at $12.79 per share of common stock, as well as $500,000 cash and a promissory note totaling $2,000,000 with a maturity of less than 1 year. The note is secured by a land contract on the acquired property.

On February 6, 2019, a non-affiliated shareholder partially exercised 300,000 shares of a warrant they held in the Company. The exercise was cashless, and the shareholder received 299,730 shares of common stock as a result of the conversion.

On February 4 through February 8, 2019, the Company issued a total of 17,800 shares of Class A Common Stock to sixteen unrelated parties for the total consideration of $89,000 cash to the Company.

On February 10, 2019, $3,000 worth of trade payables were settled with 500 common shares of the company.

On January 25, 2018, Quest entered into an equipment financing agreement with an unaffiliated entity, to purchase certain surface equipment for $346,660. The agreement calls for monthly payments until maturity of December 25, 2020.

During 2018, the company drew an additional $1,300,000 on the ARC business loan. (see note 3)

On March 29, 2018, Quest entered into an equipment financing agreement with an affiliated entity, to purchase certain surface mining equipment for $135,000. Payments of $75,000 and $60,000 are due on April 6, 2018 and April 13, 2018, respectively.